INVESTMENT COMPANY ADMINISTRATION CORPORATION
                        2025 E. FINANCIAL WAY, SUITE 101
                               GLENDORA, CA 91741
                                 (818) 852-1033

July 31, 1997

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Rainier Investment Management Mutual Funds
         File No. 33-73792, 811-8270
         CIK No. 0000917125


Ladies and Gentlemen:

We are filing electronically, on behalf of Rainier Investment Management Mutual Funds (the "Funds"), this certification pursuant to Rule 497(j). On July 29, 1997 the above referenced registrant filed a Post Effective Amendment Number 4 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-97-000489.

Please give me a call if you have any questions at (818) 852-1033.

Very Truly Yours,

/s/ Rita Dam
Rita Dam
Assistant Treasurer
Rainier Investment Management Mutual Funds